Segment information (Tables)	12 Months Ended
Dec. 31, 2014
Segment information
Schedule of revenues from different product groups and services

	Year ended December 31,
	2012	2013	2014
	$	$	$
Product revenues
Apparel	296,463,332	757,132,824	1,558,875,302
Shoes and bags	84,801,417	245,095,274	567,262,879
Cosmetics	75,221,908	107,069,891	487,311,778
Sportswear and sporting goods	70,721,110	140,340,540	210,035,825
Home goods and other lifestyle products	68,810,873	143,484,624	210,325,141
Toys, kids and baby	34,544,067	89,129,541	256,981,287
Other goods	59,494,542	198,308,159	410,391,663

	690,057,249	1,680,560,853	3,701,183,875
Other revenues	2,055,715	16,111,882	72,473,670

Total net revenues	692,112,964	1,696,672,735	3,773,657,545